Other Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	As of December 31, 2022	As of June 30, 2022
Related parties	(677,000)	—
Loans	(160,000)	—
Pay As You Earn (PAYE)	(1,117)	(1,171)
Other current Liabilities	$(838,117)	$(1,171)